Share-based payments (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life for the options outstanding as of (years)	1 month 6 days	1 month 2 days	18 days
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life for the options outstanding as of (years)	1 year 9 months 25 days	2 years 9 months 25 days	3 years 9 months 25 days
SISL Employee Stock Option Plan 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life for the options outstanding as of (years)	4 years 9 months 18 days
Fair value for the options granted during the year ended		₨ 0
SISL Employee Stock Option Plan 2025 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value for the options granted during the year ended	₨ 38,360
SISL Employee Stock Option Plan 2025 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value for the options granted during the year ended	₨ 48,400